Expense Example {- Fidelity Advisor Mortgage Securities Fund} - 08.31 Fidelity Advisor Mortgage Securities Fund AMCIZ PRO-13 - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2021 USD ($)
Fidelity Advisor Mortgage Securities Fund: Class A
Expense Example:
1 year	$ 476
3 years	639
5 years	816
10 years	1,327
Fidelity Advisor Mortgage Securities Fund: Class M
Expense Example:
1 year	477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor Mortgage Securities Fund: Class C
Expense Example:
1 year	259
3 years	493
5 years	850
10 years	1,646
Fidelity Advisor Mortgage Securities Fund: Class I
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	640
Fidelity Advisor Mortgage Securities Fund: Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500